Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our CEO and non-CEO named executive officers (“NEOs”) and Company performance for the fiscal years listed below.

					Value of Initial Fixed $100 Investment Based on:(4)
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3)	Southern First Total Shareholder Return	S&P US BMI Banks – Southeast Region Total Shareholder Return	Net Income ($ in thousands)	Growth in Tangible Book Value(5)
2023	$ 805,318	763,495	363,433	222,899	$ 87.31	$ 107.45	$ 13,426	5.09%
2022	930,645	648,353	503,035	318,392	107.67	104.16	29,115	4.82%
2021	1,279,479	1,940,915	528,440	889,758	147.07	128.06	46,711	19.41%
2020	1,252,932	918,502	463,220	454,178	83.20	89.66	18,328	9.47%

Company Selected Measure Name	Tangible Book Value
Named Executive Officers, Footnote [Text Block]	R. Arthur Seaver, Jr. was our CEO for each year presented. The individuals comprising the Non-CEO NEOs are Messrs. Dowling, Strickland, and Hurst and Ms. King for 2020, Messrs. Dowling, Hurst, and Aiken and Ms. King for 2021 and 2022, and Messrs. Dowling, Hurst, Borrmann, and Aiken and Ms. King for 2023.
Peer Group Issuers, Footnote [Text Block]	The Peer Group Total Share Return (“TSR”) set forth in this table utilizes the S&P US BMI Banks – Southeast Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P US BMI Banks – Southeast Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 805,318	$ 930,645	$ 1,279,479	$ 1,252,932
PEO Actually Paid Compensation Amount	$ 763,495	648,353	1,940,915	918,502
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for CEO	Exclusion of Change in Pension Value for CEO	Exclusion of Stock Awards and Option Awards for CEO	Inclusion of Pension Service Cost for CEO	Inclusion of Equity Values for CEO	Compensation Actually Paid to CEO
2023	$ 805,318	-	(130,350)	92,686	(4,159)	763,495
2022	930,645	(50,741)	(122,280)	108,328	(217,558)	648,353
2021	1,279,479	(240,559)	(318,235)	112,730	1,107,500	1,940,915
2020	1,252,932	(341,801)	(212,024)	104,024	115,371	918,502

Non-PEO NEO Average Total Compensation Amount	$ 363,433	503,035	528,440	463,220
Non-PEO NEO Average Compensation Actually Paid Amount	$ 222,899	318,392	889,758	454,178
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-CEO NEOs	Average Exclusion of Change in Pension Value for Non-CEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non- CEO Named Executive Officers	Average Inclusion of Pension Service Cost for Non-CEO NEOs	Average Inclusion of Equity Values for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs
2023	$ 363,433	(4,462)	(66,132)	4,598	(74,538)	222,899
2022	503,035	(8,421)	(70,311)	18,527	(124,438)	318,392
2021	528,440	(32,674)	(114,407)	20,391	488,008	889,758
2020	463,220	(37,862)	(90,460)	18,131	101,149	454,178

Equity Valuation Assumption Difference, Footnote [Text Block]

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for CEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for CEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for CEO	Total - Inclusion of Equity Values for CEO
2023	$ 111,300	(88,220)	(27,239)	(4,159)
2022	91,500	(291,290)	(17,768)	(217,558)
2021	640,991	436,186	30,323	1,107,500
2020	184,919	(57,293)	(12,255)	115,371

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-CEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-CEO NEOs	Total - Average Inclusion of Equity Values for Non- CEO NEOs
2023	$ 45,262	(19,426)	(22,155)	(74,538)
2022	45,750	(134,948)	(35,240)	(124,438)
2021	232,561	224,092	31,355	488,008
2020	132,399	(21,197)	(10,053)	101,149

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The graph below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs and our cumulative total shareholder return over the four fiscal years ending December 31, 2023. In addition, the table below shows the relationship between our cumulative total shareholder return and the S&P US BMI Banks – Southeast Region index total shareholder return over that same period.

Compensation Actually Paid vs. Company Cumulative TSR

Compensation Actually Paid vs. Net Income [Text Block]

The graph below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs and our net income over the four fiscal years ending December 31, 2023.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The graph below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs and our tangible book value over the four fiscal years ending December 31, 2023.

Compensation Actually Paid vs. Tangible Book Value

Tabular List [Table Text Block]

We consider the following to be the most important financial performance measures we use to link compensation actually paid to our NEOs for 2023, to company performance. The measures below are not ranked.

•	Tangible Book Value
•	Net Charge-offs as a Percentage of Average Loans
•	Total Shareholder Return

Total Shareholder Return Amount	$ 87.31	107.67	147.07	83.20
Peer Group Total Shareholder Return Amount	107.45	104.16	128.06	89.66
Net Income (Loss) Attributable to Parent	$ 13,426,000	$ 29,115,000	$ 46,711,000	$ 18,328,000
Company Selected Measure Amount	0.0509	0.0482	0.1941	0.0947
PEO Name	R. Arthur Seaver, Jr.	R. Arthur Seaver, Jr.	R. Arthur Seaver, Jr.	R. Arthur Seaver, Jr.
Additional 402(v) Disclosure [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table, excluding negative values. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

While we utilize several performance measures to align executive compensation with performance, all of those measures are not presented in the Pay for Performance table. Moreover, we generally seek to incentivize long-term performance, and therefore do not specifically align the Company’s performance measures with compensation that is actually paid (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay for Performance table.

While we do not consider net income to be one of the most important financial performance measures in determining overall compensation, it does impact the compensation actually paid to our CEO and other named executive officers as it is correlated with tangible book value.

Net charge-offs as a percentage of average loans also impacts the compensation actually paid to our CEO and other named executive officers because one third of the payout under our long-term incentive plan is based upon our cumulative net charge-offs during the three-year measurement period.

Our TSR directly impacts the compensation actually paid to our CEO and other named executive officers and is the primary driver of the difference between the Summary Compensation Table amounts and Compensation Actually Paid amounts in the above table. This results from the high percentage of compensation delivered through equity awards which are tied directly to share price.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Tangible Book Value
Non-GAAP Measure Description [Text Block]	We determined Growth in Tangible Book Value (“TBV”) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and Non-CEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Charge-offs as a Percentage of Average Loans
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (50,741)	$ (240,559)	$ (341,801)
PEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(130,350)	(122,280)	(318,235)	(212,024)
PEO [Member] | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	92,686	108,328	112,730	104,024
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,159)	(217,558)	1,107,500	115,371
PEO [Member] | Fair Value of Equity Awards Granted During Year that Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	111,300	91,500	640,991	184,919
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(88,220)	(291,290)	436,186	(57,293)
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(27,239)	(17,768)	30,323	(12,255)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,159)	(217,558)	1,107,500	115,371
Non-PEO NEO [Member] | Average Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,462)	(8,421)	(32,674)	(37,862)
Non-PEO NEO [Member] | Average Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(66,132)	(70,311)	(114,407)	(90,460)
Non-PEO NEO [Member] | Average Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,598	18,527	20,391	18,131
Non-PEO NEO [Member] | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(74,538)	(124,438)	488,008	101,149
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(74,538)	(124,438)	488,008	101,149
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	45,262	45,750	232,561	132,399
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(19,426)	(134,948)	224,092	(21,197)
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (22,155)	$ (35,240)	$ 31,355	$ (10,053)